Average Annual Total Returns - Global Equity Income Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years (or Life of Class)		Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)		Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)		Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years (or Life of Class)		MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)		Lipper Global Equity Income Funds Index (reflects no deduction for taxes) 1 Year	Lipper Global Equity Income Funds Index (reflects no deduction for taxes) 5 Years	Lipper Global Equity Income Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	6.00%	8.52%	6.45%	[1]	5.50%	7.46%	5.48%	[1]	3.80%	6.58%	4.93%	[1]	6.01%	8.58%	6.52%	[1]	(0.03%)	7.99%	6.69%	[1]	2.84%	7.60%	6.22%	[1]

[1]	The inception date of the Fund Shares and Institutional Shares is August 7, 2015.